Document and Entity Information	12 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2012
Registrant Name	CALAMOS INVESTMENT TRUST/IL
Central Index Key	0000826732
Amendment Flag	false
Document Creation Date	Mar 26, 2013
Document Effective Date	Mar 26, 2013
Prospectus Date	Mar 1, 2013

(Class A, B and C) | Calamos Convertible Fund
Calamos Convertible Fund
Investment Objective
Calamos Convertible Fund’s primary objective is current income, with growth as its secondary objective.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 80 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (Class A, B and C) Calamos Convertible Fund	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (Class A, B and C) Calamos Convertible Fund	CLASS A	CLASS B	CLASS C
Management Fees	0.69%	0.69%	0.69%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.17%	0.17%	0.17%
Total Annual Operating Expenses	1.11%	1.86%	1.86%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
REDEMPTION
Expense Example (Class A, B and C) Calamos Convertible Fund (USD $)	CLASS A	CLASS B	CLASS C
1 Year	583	689	289
3 Years	811	885	585
5 Years	1,058	1,206	1,006
10 Years	1,763	1,985	2,181

NO REDEMPTION
Expense Example, No Redemption (Class A, B and C) Calamos Convertible Fund (USD $)	CLASS A	CLASS B	CLASS C
1 Year	583	189	189
3 Years	811	585	585
5 Years	1,058	1,006	1,006
10 Years	1,763	1,985	2,181

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56.6% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests mainly in a diversified portfolio of convertible securities issued by both U.S. and foreign companies without regard to market capitalization. These convertible securities may be either debt securities or preferred stocks that can be exchanged for common stock. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in convertible securities. The average term to maturity of the convertible securities purchased by the Fund will typically range from two to ten years.

The Fund may invest up to 25% of its net assets in foreign securities, but generally will invest approximately 5% to 15% of net assets in foreign securities.

In analyzing the appreciation potential of the underlying common stock and the default risk of the convertible security, the Fund generally considers the issuer’s financial soundness, ability to make interest and dividend payments, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. Consistent with the Fund’s investment objective and principal investment strategies the Fund’s investment adviser views the strategies as low volatility equity strategies and attempts to achieve equity-like returns with lower than equity market risk by managing a portfolio that it believes will exhibit less volatility over full market cycles.
Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objectives. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:
  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.
  Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.
  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.
  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
  Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.
  Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.
  High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.
  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.
CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	14.06% (9.30.09)	Worst Quarter:	-12.20% (12.31.08)

Average Annual Total Returns as of 12.31.12
The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2012 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.12
Average Annual Total Returns (Class A, B and C) Calamos Convertible Fund	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class A	Jun 21, 1985	0.55%	1.22%	5.82%	9.01%
Class A Load Adjusted Return After Taxes on Distributions	Jun 21, 1985	(0.83%)	0.08%	4.25%	6.89%
Class A Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares	Jun 21, 1985	2.21%	0.74%	4.44%	6.84%
Class B	Sep 11, 2000	(0.12%)	1.12%	5.70%	4.78%
Class C	Jul 5, 1996	3.74%	1.44%	5.54%	7.40%
BofA Merrill Lynch All US Convertibles Index		14.96%	4.06%	7.31%
S&P 500 Index		16.00%	1.66%	7.10%	10.14%
Value Line Convertible Index		15.85%	7.43%	9.08%	8.41%

Since inception return for the BofA Merrill Lynch All US Convertibles Index is not available as the inception date of the Index is 1/1/1988. The S&P 500 Index is generally considered to be representative of the U.S. stock market. The Value Line Convertible Index measures convertible bond asset class performance. The S&P 500 Index and the Value Line Convertible Index are provided to show how the Fund’s performance compares with the returns of indices of securities similar to those in which the Fund invests.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALAMOS INVESTMENT TRUST/IL
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
(Class A, B and C) | Calamos Convertible Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Calamos Convertible Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Calamos Convertible Fund’s primary objective is current income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with growth as its secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 80 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.60%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 80 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	REDEMPTION
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	NO REDEMPTION
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests mainly in a diversified portfolio of convertible securities issued by both U.S. and foreign companies without regard to market capitalization. These convertible securities may be either debt securities or preferred stocks that can be exchanged for common stock. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in convertible securities. The average term to maturity of the convertible securities purchased by the Fund will typically range from two to ten years.

The Fund may invest up to 25% of its net assets in foreign securities, but generally will invest approximately 5% to 15% of net assets in foreign securities.

		In analyzing the appreciation potential of the underlying common stock and the default risk of the convertible security, the Fund generally considers the issuer’s financial soundness, ability to make interest and dividend payments, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. Consistent with the Fund’s investment objective and principal investment strategies the Fund’s investment adviser views the strategies as low volatility equity strategies and attempts to achieve equity-like returns with lower than equity market risk by managing a portfolio that it believes will exhibit less volatility over full market cycles.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objectives. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:
  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.
  Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.
  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.
  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
  Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.
  Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.
  High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.
  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The S&P 500 Index and the Value Line Convertible Index are provided to show how the Fund’s performance compares with the returns of indices of securities similar to those in which the Fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.582.6959
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calamos.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	14.06% (9.30.09)	Worst Quarter:	-12.20% (12.31.08)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12.31.12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares,
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2012 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

		The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Since inception return for the BofA Merrill Lynch All US Convertibles Index is not available as the inception date of the Index is 1/1/1988. The S&P 500 Index is generally considered to be representative of the U.S. stock market. The Value Line Convertible Index measures convertible bond asset class performance. The S&P 500 Index and the Value Line Convertible Index are provided to show how the Fund’s performance compares with the returns of indices of securities similar to those in which the Fund invests.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.12
(Class A, B and C) | Calamos Convertible Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.11%
1 Year	rr_ExpenseExampleYear01	583
3 Years	rr_ExpenseExampleYear03	811
5 Years	rr_ExpenseExampleYear05	1,058
10 Years	rr_ExpenseExampleYear10	1,763
1 Year	rr_ExpenseExampleNoRedemptionYear01	583
3 Years	rr_ExpenseExampleNoRedemptionYear03	811
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,058
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,763
2003	rr_AnnualReturn2003	25.01%
2004	rr_AnnualReturn2004	7.54%
2005	rr_AnnualReturn2005	2.82%
2006	rr_AnnualReturn2006	9.12%
2007	rr_AnnualReturn2007	9.83%
2008	rr_AnnualReturn2008	(25.88%)
2009	rr_AnnualReturn2009	34.00%
2010	rr_AnnualReturn2010	10.84%
2011	rr_AnnualReturn2011	(3.98%)
2012	rr_AnnualReturn2012	5.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.20%)
ONE YEAR	rr_AverageAnnualReturnYear01	0.55%
FIVE YEAR	rr_AverageAnnualReturnYear05	1.22%
TEN YEAR	rr_AverageAnnualReturnYear10	5.82%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	9.01%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Jun 21, 1985
(Class A, B and C) | Calamos Convertible Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.86%
1 Year	rr_ExpenseExampleYear01	689
3 Years	rr_ExpenseExampleYear03	885
5 Years	rr_ExpenseExampleYear05	1,206
10 Years	rr_ExpenseExampleYear10	1,985
1 Year	rr_ExpenseExampleNoRedemptionYear01	189
3 Years	rr_ExpenseExampleNoRedemptionYear03	585
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,006
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,985
ONE YEAR	rr_AverageAnnualReturnYear01	(0.12%)
FIVE YEAR	rr_AverageAnnualReturnYear05	1.12%
TEN YEAR	rr_AverageAnnualReturnYear10	5.70%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.78%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Sep 11, 2000
(Class A, B and C) | Calamos Convertible Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.86%
1 Year	rr_ExpenseExampleYear01	289
3 Years	rr_ExpenseExampleYear03	585
5 Years	rr_ExpenseExampleYear05	1,006
10 Years	rr_ExpenseExampleYear10	2,181
1 Year	rr_ExpenseExampleNoRedemptionYear01	189
3 Years	rr_ExpenseExampleNoRedemptionYear03	585
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,006
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,181
ONE YEAR	rr_AverageAnnualReturnYear01	3.74%
FIVE YEAR	rr_AverageAnnualReturnYear05	1.44%
TEN YEAR	rr_AverageAnnualReturnYear10	5.54%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.40%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Jul 5, 1996
(Class A, B and C) | Calamos Convertible Fund | Load Adjusted Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	(0.83%)
FIVE YEAR	rr_AverageAnnualReturnYear05	0.08%
TEN YEAR	rr_AverageAnnualReturnYear10	4.25%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.89%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Jun 21, 1985
(Class A, B and C) | Calamos Convertible Fund | Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	2.21%
FIVE YEAR	rr_AverageAnnualReturnYear05	0.74%
TEN YEAR	rr_AverageAnnualReturnYear10	4.44%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.84%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Jun 21, 1985
(Class A, B and C) | Calamos Convertible Fund | BofA Merrill Lynch All US Convertibles Index
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	14.96%
FIVE YEAR	rr_AverageAnnualReturnYear05	4.06%
TEN YEAR	rr_AverageAnnualReturnYear10	7.31%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception
(Class A, B and C) | Calamos Convertible Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	16.00%
FIVE YEAR	rr_AverageAnnualReturnYear05	1.66%
TEN YEAR	rr_AverageAnnualReturnYear10	7.10%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	10.14%
(Class A, B and C) | Calamos Convertible Fund | Value Line Convertible Index
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	15.85%
FIVE YEAR	rr_AverageAnnualReturnYear05	7.43%
TEN YEAR	rr_AverageAnnualReturnYear10	9.08%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	8.41%

(Class I and R) | Calamos Convertible Fund
Calamos Convertible Fund
Investment Objective
Calamos Convertible Fund’s primary objective is current income, with growth as its secondary objective.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 69 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (Class I and R) Calamos Convertible Fund	CLASS I	CLASS R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (Class I and R) Calamos Convertible Fund	CLASS I	CLASS R
Management Fees	0.69%	0.69%
Distribution and/or Service Fees (12b-1)	none	0.50%
Other Expenses	0.17%	0.16%
Total Annual Operating Expenses	0.86%	1.35%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:
Expense Example (Class I and R) Calamos Convertible Fund (USD $)	CLASS I	CLASS R
1 Year	88	137
3 Years	274	427
5 Years	476	739
10 Years	1,060	1,623

Expense Example, No Redemption (Class I and R) Calamos Convertible Fund (USD $)	CLASS I	CLASS R
1 Year	88	137
3 Years	274	427
5 Years	476	739
10 Years	1,060	1,623

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56.6% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests mainly in a diversified portfolio of convertible securities issued by both U.S. and foreign companies without regard to market capitalization. These convertible securities may be either debt securities or preferred stocks that can be exchanged for common stock. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in convertible securities. The average term to maturity of the convertible securities purchased by the Fund will typically range from two to ten years.

The Fund may invest up to 25% of its net assets in foreign securities, but generally will invest approximately 5% to 15% of net assets in foreign securities.

In analyzing the appreciation potential of the underlying common stock and the default risk of the convertible security, the Fund generally considers the issuer’s financial soundness, ability to make interest and dividend payments, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company and industry and focusing on macro-level investment themes. Consistent with the Fund’s investment objective and principal investment strategies the Fund’s investment adviser views the strategies as low volatility equity strategies and attempts to achieve equity-like returns with lower than equity market risk by managing a portfolio that it believes will exhibit less volatility over full market cycles.
Principal Risks
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objectives. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:
  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.
  Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.
  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.
  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
  Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.
  Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.
  High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.
  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Performance
The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.
CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	14.12% (9.30.09)	Worst Quarter:	-12.12% (12.31.08)

Average Annual Total Returns as of 12.31.12
The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2012 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.12
Average Annual Total Returns (Class I and R) Calamos Convertible Fund	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	TEN YEAR	SINCE INCEPTION
Class I	Jun 25, 1997	5.78%	2.46%	6.60%	7.45%
Class I Load Adjusted Return After Taxes on Distributions	Jun 25, 1997	4.16%	1.18%	4.85%	5.42%
Class I Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares	Jun 25, 1997	5.90%	1.75%	5.05%	5.54%
Class R	Mar 1, 2007	5.25%	2.00%		3.30%
BofA Merrill Lynch All US Convertibles Index		14.96%	4.06%	7.31%	6.46%
S&P 500 Index		16.00%	1.66%	7.10%	4.97%
Value Line Convertible Index		15.85%	7.43%	9.08%	6.20%

The S&P 500 Index is generally considered to be representative of the U.S. stock market. The Value Line Convertible Index measures convertible bond asset class performance. The S&P 500 Index and the Value Line Convertible Index are provided to show how the Fund’s performance compares with the returns of indices of securities similar to those in which the Fund invests.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALAMOS INVESTMENT TRUST/IL
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
(Class I and R) | Calamos Convertible Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Calamos Convertible Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Calamos Convertible Fund’s primary objective is current income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with growth as its secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 69 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56.6% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.60%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests mainly in a diversified portfolio of convertible securities issued by both U.S. and foreign companies without regard to market capitalization. These convertible securities may be either debt securities or preferred stocks that can be exchanged for common stock. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings) in convertible securities. The average term to maturity of the convertible securities purchased by the Fund will typically range from two to ten years.

The Fund may invest up to 25% of its net assets in foreign securities, but generally will invest approximately 5% to 15% of net assets in foreign securities.

		In analyzing the appreciation potential of the underlying common stock and the default risk of the convertible security, the Fund generally considers the issuer’s financial soundness, ability to make interest and dividend payments, earnings and cash flow forecast and quality of management. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company and industry and focusing on macro-level investment themes. Consistent with the Fund’s investment objective and principal investment strategies the Fund’s investment adviser views the strategies as low volatility equity strategies and attempts to achieve equity-like returns with lower than equity market risk by managing a portfolio that it believes will exhibit less volatility over full market cycles.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objectives. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:
  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.
  Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.
  Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.
  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
  Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.
  Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.
  High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.
  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The S&P 500 Index and the Value Line Convertible Index are provided to show how the Fund’s performance compares with the returns of indices of securities similar to those in which the Fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.582.6959
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calamos.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	14.12% (9.30.09)	Worst Quarter:	-12.12% (12.31.08)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12.31.12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class I shares,
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2012 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

		The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	The S&P 500 Index is generally considered to be representative of the U.S. stock market. The Value Line Convertible Index measures convertible bond asset class performance. The S&P 500 Index and the Value Line Convertible Index are provided to show how the Fund’s performance compares with the returns of indices of securities similar to those in which the Fund invests.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.12
(Class I and R) | Calamos Convertible Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.86%
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	476
10 Years	rr_ExpenseExampleYear10	1,060
1 Year	rr_ExpenseExampleNoRedemptionYear01	88
3 Years	rr_ExpenseExampleNoRedemptionYear03	274
5 Years	rr_ExpenseExampleNoRedemptionYear05	476
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,060
2003	rr_AnnualReturn2003	25.32%
2004	rr_AnnualReturn2004	7.74%
2005	rr_AnnualReturn2005	3.12%
2006	rr_AnnualReturn2006	9.39%
2007	rr_AnnualReturn2007	10.13%
2008	rr_AnnualReturn2008	(25.70%)
2009	rr_AnnualReturn2009	34.33%
2010	rr_AnnualReturn2010	11.17%
2011	rr_AnnualReturn2011	(3.79%)
2012	rr_AnnualReturn2012	5.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.12%)
ONE YEAR	rr_AverageAnnualReturnYear01	5.78%
FIVE YEAR	rr_AverageAnnualReturnYear05	2.46%
TEN YEAR	rr_AverageAnnualReturnYear10	6.60%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.45%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Jun 25, 1997
(Class I and R) | Calamos Convertible Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.35%
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	427
5 Years	rr_ExpenseExampleYear05	739
10 Years	rr_ExpenseExampleYear10	1,623
1 Year	rr_ExpenseExampleNoRedemptionYear01	137
3 Years	rr_ExpenseExampleNoRedemptionYear03	427
5 Years	rr_ExpenseExampleNoRedemptionYear05	739
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,623
ONE YEAR	rr_AverageAnnualReturnYear01	5.25%
FIVE YEAR	rr_AverageAnnualReturnYear05	2.00%
TEN YEAR	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.30%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
(Class I and R) | Calamos Convertible Fund | Load Adjusted Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	4.16%
FIVE YEAR	rr_AverageAnnualReturnYear05	1.18%
TEN YEAR	rr_AverageAnnualReturnYear10	4.85%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.42%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Jun 25, 1997
(Class I and R) | Calamos Convertible Fund | Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	5.90%
FIVE YEAR	rr_AverageAnnualReturnYear05	1.75%
TEN YEAR	rr_AverageAnnualReturnYear10	5.05%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	5.54%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Jun 25, 1997
(Class I and R) | Calamos Convertible Fund | BofA Merrill Lynch All US Convertibles Index
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	14.96%
FIVE YEAR	rr_AverageAnnualReturnYear05	4.06%
TEN YEAR	rr_AverageAnnualReturnYear10	7.31%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.46%
(Class I and R) | Calamos Convertible Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	16.00%
FIVE YEAR	rr_AverageAnnualReturnYear05	1.66%
TEN YEAR	rr_AverageAnnualReturnYear10	7.10%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.97%
(Class I and R) | Calamos Convertible Fund | Value Line Convertible Index
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	15.85%
FIVE YEAR	rr_AverageAnnualReturnYear05	7.43%
TEN YEAR	rr_AverageAnnualReturnYear10	9.08%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.20%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALAMOS INVESTMENT TRUST/IL
Prospectus Date	rr_ProspectusDate	Mar 1, 2013
Document Creation Date	dei_DocumentCreationDate	Mar 26, 2013